Consolidated Balance Sheets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents		$ 7,548,694	$ 11,520,453
Short-term investments		5,897,809	518,416
Accounts receivable		2,552,738	6,772,988
Inventories		592,382	189,106
Prepayments		1,386,307	1,027,989
Prepayments – related party			115,989
Loans receivable		281,694	1,840,000
Due from a related party			226,179
Other current assets		451,422	493,040
Total Current Assets		18,711,046	22,704,160
Investment in equity method investees		1,145,404	1,179,300
Investment in an equity security		165,871	84,606
Goodwill			5,767,504
Property and equipment, net		3,222,252	3,890,947
Deposit for property			239,481
Prepayments for lease of land			304,787
Intangible assets, net		17,539	912,054
Right of use assets		796,653	1,666,777
Deferred tax assets		357,878	1,864,729
Total Assets		24,416,643	38,614,345
Current Liabilities
Accounts payable		683,937	140,834
Advances from customers		838,838	395,263
Income tax payable		6,734	2,292,765
Operating lease liabilities, current portion		236,294	480,633
Accrued expenses and other liabilities		912,558	855,540
Total Current Liabilities		2,678,361	4,165,035
Operating lease liabilities, noncurrent portion		571,862	1,221,845
Deferred tax liabilities		128,250	208,200
Total Liabilities		3,378,473	5,595,080
Commitments and Contingencies
Equity
Additional paid-in capital		25,133,933	24,998,388
Statutory reserve		1,371,168	1,315,017
Retained earnings		(7,268,025)	4,124,037
Accumulated other comprehensive (loss) income		(1,232,901)	(511,824)
Total Zhongchao Inc. Shareholders’ Equity		18,006,781	29,928,222
Non-controlling interests		3,031,389	3,091,043
Total Equity		21,038,170	33,019,265
Total Liabilities and Equity		24,416,643	38,614,345
Class A Ordinary Share
Equity
Ordinary Share	[1]	2,056	2,054
Class B Ordinary Share
Equity
Ordinary Share	[1]	$ 550	$ 550

[1]	Retrospectively restated for the effect of share consolidation (see Note 17)